STOCK-BASED COMPENSATION - Unvested RSUs (Details) - $ / shares shares in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2025	Mar. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs
Number of Shares
Balance at beginning of the period (in shares)	2,134	1,708		1,708
Granted (in shares)	562	449	738
Vested (in shares)		(396)	(761)
Forfeited (in shares)		(3)	(72)
Balance at end of the period (in shares)		1,758	2,601	2,601	1,708
Weighted Average Grant Date Fair Value
Balance at beginning of the period (in USD per share)	$ 56.53	$ 78.06		$ 78.06
Granted (in USD per share)	$ 33.77	42.29	$ 34.15	36.72	$ 51.29	$ 53.41
Vested (in USD per share)		79.45	65.43
Forfeited (in USD per share)		65.63	41.59
Balance at end of the period (in USD per share)		$ 68.62	$ 43.03	$ 43.03	$ 78.06
PSUs
Number of Shares
Balance at beginning of the period (in shares)	0	0		0
Granted (in shares)	0	0	210
Vested (in shares)		0	0
Forfeited (in shares)		0	0
Balance at end of the period (in shares)		0	210	210	0
Weighted Average Grant Date Fair Value
Balance at beginning of the period (in USD per share)	$ 0	$ 0		$ 0
Granted (in USD per share)	$ 0	0	$ 33.77	36.72	$ 51.29	$ 53.41
Vested (in USD per share)		0	0
Forfeited (in USD per share)		0	0
Balance at end of the period (in USD per share)		$ 0	$ 33.77	$ 33.77	$ 0